Summary of Significant Accounting Policies (FY) (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization and Significant Accounting Policies [Abstract]
Description of Business
Description of Business
Regional Health Properties, Inc.'s (the “Company” or “Regional”) predecessor was incorporated in Ohio on August 14, 1991, under the name Passport Retirement, Inc. In 1995, Passport Retirement, Inc. acquired substantially all of the assets and liabilities of AdCare Health Systems, Inc. and changed its name to AdCare Health Systems, Inc. (“AdCare”). AdCare completed its initial public offering in November 2006, relocated its executive offices and accounting operations to Georgia in 2012, and changed its state of incorporation from Ohio to Georgia in December 2013. Regional Health Properties, Inc. is a self-managed real estate investment company that invests primarily in real estate purposed for long-term care and senior housing. The Company's business primarily consists of leasing such facilities to third-party tenants, which operate the facilities. The Company has two primary reporting segments: (i) Real Estate, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, and (ii) Healthcare Services segment, which consists of the operation of the Glenvue, Meadowood and Mountain Trace facilities. Effective August 3, 2023, the Company’s 12.5% Series B Cumulative Redeemable Preferred Shares (the “Series B Preferred Stock”) is quoted on the OTC Markets Group, Inc.’s OTCQB Venture Market under the symbol “RHEPB”.

Description of Business
Business Overview
Regional Health Properties, Inc.'s (the “Company” or “Regional Health”) predecessor was incorporated in Ohio on August 14, 1991, under the name Passport Retirement, Inc. In 1995, Passport Retirement, Inc. acquired substantially all of the assets and liabilities of AdCare Health Systems, Inc. and changed its name to AdCare Health Systems, Inc. (“AdCare”). AdCare completed its initial public offering in November 2006, relocated its executive offices and accounting operations to Georgia in 2012, and changed its state of incorporation from Ohio to Georgia in December 2013. Regional Health Properties, Inc. is a self-managed real estate investment company that invests primarily in real estate purposed for long-term care and senior housing. The Company's business primarily consists of leasing such facilities to third-party tenants, which operate the facilities. The Company has two primary reporting segments: (i) Real Estate, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, and (ii) Healthcare Services segment, which consists of the operation of the Glenvue, Meadowood and Mountain Trace facilities. Effective August 3, 2023, the Company’s 12.5% Series B Cumulative Redeemable Preferred Shares (the “Series B Preferred Stock”) is quoted on the OTC Markets Group, Inc.’s OTCQB Venture Market under the symbol “RHEPB”.

Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements are prepared in conformity with United States (“U.S.”) generally accepted accounting principles (“GAAP”) in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). The accompanying condensed consolidated financial statements are unaudited and should be read in conjunction with the 2024 audited consolidated financial statements and notes thereto, which are included in the 2024 Form 10-K filed with the U.S. Securities and Exchange Commission (“SEC”) on March 31, 2025.

Basis of Presentation
The accompanying consolidated financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”).

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates.

Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported results of operations during the reporting period. Significant estimates include patient care revenues, rent revenues, allowance for doubtful accounts and credit losses, contractual allowances for Medicaid, Medicare, and managed care reimbursements, deferred tax valuation allowance, valuation of goodwill and other long-lived assets, and cash flow projections. Actual results could differ materially from those estimates.

Reclassifications
Reclassifications
A reclassification has been made to certain expenses reported on the consolidated statements of operations in the prior period in order to conform to the current period's presentation. The reclassifications had no impact on net loss or cash flows from operations for the year ended December 31, 2023.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the Company’s majority owned and controlled subsidiaries. All intercompany transactions and balances have been eliminated through consolidation.
Arrangements with other business enterprises are evaluated, and those in which Regional Health is determined to have controlling financial interest are consolidated. Guidance is provided by FASB ASC Topic 810-10, Consolidation—Overall, which includes consolidation of business enterprises to which the usual condition of consolidation (ownership of a majority voting interest) does not apply. This guidance includes controlling financial interests that may be achieved through arrangements that do not involve voting interests. In absence of clear control through voting interests, a company’s exposure (variable interest) to the economic risks and potential rewards from the variable interest entity’s (“VIE”) assets and activities are the best evidence of control. If an enterprise holds the power to direct and right to receive benefits or absorb the losses of an entity, it would be considered the primary beneficiary. The primary beneficiary is required to consolidate the assets, liabilities and results of operations of the VIE in its financial statements.
The Company has evaluated and concluded that as of December 31, 2024 and December 31, 2023, the Company has no relationship with a VIE in which it is the primary beneficiary required to consolidate the entity.

Cash and Restricted Cash
Cash and Restricted Cash
Certain cash and amounts are restricted for specific purposes such as (i) mortgage escrow requirements; (ii) reserves for capital expenditures on United States Housing and Urban Development (“HUD”) insured facilities; and (iii) collateral for other debt obligations.

Revenue Recognition and Allowances
Revenue Recognition and Allowances
Patient Care Revenue. ASU 2014-09, Revenue from Contracts with Customers, as codified in ASC 606 (“ASC 606”), requires a company to recognize revenue when the company transfers control of promised goods and services to a customer. Revenue is recognized in an amount that reflects the consideration to which a company expects to receive in exchange for such goods and services. Revenue from our Healthcare Services business segment is derived from services rendered to patients in the Glenvue, Meadowood and Mountain Trace facilities. The Company receives payments from the following sources for services rendered in our facilities: (i) the federal government under the Medicare program administered by the U.S. Department of Health and Human Services Centers for Medicare and Medicaid Services (“CMS”); (ii) state governments under their respective Medicaid and similar programs; (iii) commercial insurers; and (iv) individual patients and clients. The vast majority of the revenue the Company recognizes is from government sources. The Company determines the transaction price based on established billing rates reduced by contractual adjustments provided to third-party payors, discounts provided to uninsured patients and other price concessions. Contractual adjustments and discounts are based on contractual agreements, discount policies and historical experience. The Company recognizes revenue at the amount that reflects the consideration the Company expects to receive in exchange for the services provided. These amounts are due from residents or third-party payors and include variable consideration for retroactive adjustments from estimated reimbursements, if any, under reimbursement programs. Performance obligations are determined based on the nature of the services provided. Revenue is recognized as performance obligations are satisfied. Estimated uncollectible amounts due from patients are generally considered implicit price concessions that are a direct reduction to net operating revenues.
Triple-Net Leased Properties. The Company recognizes rental revenue in accordance with ASC 842, Leases. The Company's triple-net leases provide for periodic and determinable increases in rent. The Company recognizes rental revenues under these leases on a straight-line basis over the applicable lease term when collectability is probable. Recognizing rental income on a straight-line basis generally results in recognized revenues during the first half of a lease term exceeding the cash amounts contractually due from our tenants, creating a straight-line rent receivable that is included in the straight-line rent receivable on our consolidated balance sheets. In the event the Company cannot reasonably estimate the future collection of rent from one or more tenant(s) of the Company's facilities, rental income for the affected facilities is recognized only upon cash collection, and any accumulated straight-line rent receivable is expensed in the period in which the Company deems rent collection to no longer be probable. For additional information with respect to such facilities, see Note 2 – Liquidity and Note 7 – Leases.
Allowances. The Company assesses the collectability of its rent receivables, including straight-line rent receivables and working capital loans to tenants. The Company bases its assessment of the collectability of rent receivables and working capital loans to tenants on several factors, including payment history, the financial strength of the tenant and any guarantors, the value of the underlying collateral, and current economic conditions. If the Company’s evaluation of these factors indicates it is probable that the Company will be unable to receive the rent payments or payments on a working capital loan, then the Company provides a reserve against the recognized straight-line rent receivable asset or working capital loan for the portion that we estimate may not be recovered. Payments received on impaired loans are applied against the allowance. If the Company changes its assumptions or estimates regarding the collectability of future rent payments required by a lease or required from a working capital loan to a tenant, then the Company may adjust its reserve to increase or reduce the rental revenue or interest revenue from working capital loans to tenants recognized in the period the Company makes such change in its assumptions or estimates. See Note 7 – Leases. The Company has reserved for approximately 1.5% of our patient care receivables based on the historic industry standards and continues to assess the adequacy of such reserve.
The following table presents the Company's Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	March 31, 2025	December 31, 2024
Gross receivables
Real Estate Services	$415	$1,576
Healthcare Services	3,363	1,927
Subtotal	3,778	3,503
Allowance
Real Estate Services	—	(71)
Healthcare Services	(138)	(70)
Subtotal	(138)	(141)
Accounts receivable, net of allowance	$3,640	$3,362

Revenue Recognition and Allowances
Patient Care Revenue. ASU 2014-09, Revenue from Contracts with Customers, as codified in ASC 606 (“ASC 606”), requires a company to recognize revenue when the company transfers control of promised goods and services to a customer. Revenue is recognized in an amount that reflects the consideration to which a company expects to receive in exchange for such goods and services. Revenue from our Healthcare Services business segment is derived from services rendered to patients in the Glenvue, Meadowood and Mountain Trace facilities. The Company receives payments from the following sources for services rendered in our facilities: (i) the federal government under the Medicare program administered by the U.S. Department of Health and Human Services Centers for Medicare and Medicaid Services (“CMS”); (ii) state governments under their respective Medicaid and similar programs; (iii) commercial insurers; and (iv) individual patients and clients. The vast majority of the revenue the Company recognizes is from government sources. The Company determines the transaction price based on established billing rates reduced by contractual adjustments provided to third-party payors, discounts provided to uninsured patients and other price concessions. Contractual adjustments and discounts are based on contractual agreements, discount policies and historical experience. The Company recognizes revenue at the amount that reflects the consideration the Company expects to receive in exchange for the services provided. These amounts are due from residents or third-party payors and include variable consideration for retroactive adjustments from estimated reimbursements, if any, under reimbursement programs. Performance obligations are determined based on the nature of the services provided. Revenue is recognized as performance obligations are satisfied. Estimated uncollectible amounts due from patients are generally considered implicit price concessions that are a direct reduction to net operating revenues.
Triple-Net Leased Properties. The Company recognizes rental revenue in accordance with ASC 842, Leases. The Company's triple-net leases provide for periodic and determinable increases in rent. The Company recognizes rental revenues under these leases on a straight-line basis over the applicable lease term when collectability is probable. Recognizing rental income on a straight-line basis generally results in recognized revenues during the first half of a lease term exceeding the cash amounts contractually due from our tenants, creating a straight-line rent receivable that is included in the straight-line rent receivable on our consolidated balance sheets. In the event the Company cannot reasonably estimate the future collection of rent from one or more tenant(s) of the Company's facilities, rental income for the affected facilities is recognized only upon cash collection, and any accumulated straight-line rent receivable is expensed in the period in which the Company deems rent collection to no longer be probable. For additional information with respect to such facilities, see Note 2 – Liquidity and Note 7 – Leases.
Management Fee Revenues and Other Revenues. The Company recognizes management fee revenues as services are provided in accordance with ASC 606, which requires revenue to be recognized in an amount that reflects the consideration to which a company expects to receive in exchange for such goods and services. The Company had one contract to manage three facilities (the “Management Contract”) which ended on December 31, 2023. Further, the Company recognizes interest income from loans and investments, using the effective interest method when collectability is probable.
Allowances. The Company assesses the collectability of its rent receivables, including straight-line rent receivables and working capital loans to tenants. The Company bases its assessment of the collectability of rent receivables and working capital loans to tenants on several factors, including payment history, the financial strength of the tenant and any guarantors, the value of the underlying collateral, and current economic conditions. If the Company’s evaluation of these factors indicates it is probable that the Company will be unable to receive the rent payments or payments on a working capital loan, then the Company provides a reserve against the recognized straight-line rent receivable asset or working capital loan for the portion that we estimate may not be recovered. Payments received on impaired loans are applied against the allowance. If the Company changes its assumptions or estimates regarding the collectability of future rent payments required by a lease or required from a working capital loan to a tenant, then the Company may adjust its reserve to increase or reduce the rental revenue or interest revenue from working capital loans to tenants recognized in the period the Company makes such change in its assumptions or estimates. See Note 7 – Leases. The Company has reserved for approximately 1.5% of our patient care receivables based on the historic industry standards and continues to assess the adequacy of such reserve.
As of December 31, 2024 and December 31, 2023, the Company reserved for approximately $0.1 million and $2.1 million, respectively, of uncollected receivables. Accounts receivable, net totaled $3.4 million at December 31, 2024 compared with $1.4 million at December 31, 2023.
The following table presents the Company's Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	December 31, 2024	December 31, 2023
Gross receivables
Real Estate Segment	$1,576	$693
Healthcare Services	1,927	2,750
Subtotal	3,503	3,443
Allowance
Real Estate Segment	(71)	—
Healthcare Services	(70)	(2,040)
Subtotal	(141)	(2,040)
Accounts receivable, net of allowance	$3,362	$1,403

Real Estate segment includes $1.2 million due from Oak Hollow Healthcare Management. see Note 15 – Subsequent Events for more information.

Concentrations of Credit Risk
Concentrations of Credit Risk
Financial instruments which potentially expose the Company to concentrations of credit risk consist primarily of cash, restricted cash, accounts receivable and straight-line rent receivables. Cash and restricted cash are held with various financial institutions. From time to time, these balances exceed the federally insured limits. These balances are maintained with high quality financial institutions which management believes limits the risk.
Accounts receivable are recorded at net realizable value. The Company performs ongoing evaluations of its tenants and significant third-party payors with which it contracts, and generally does not require collateral. The Company maintains an allowance for doubtful accounts and credit losses which management believes is sufficient to cover potential losses. Delinquent accounts receivable are charged against the allowance for doubtful accounts and credit losses once collection has been determined to be unlikely. Accounts receivable are considered past due and placed on delinquent status based upon contractual terms as well as how frequently payments are received, on an individual account basis.

Prepaid Expenses and Other
Prepaid Expenses and Other
As of March 31, 2025 and December 31, 2024, the Company had approximately $0.4 million and $0.6 million , respectively, in prepaid expenses and other, which primarily relate to insurance for the facilities we operate, directors’ and officers’ insurance, and mortgage insurance premiums

Prepaid Expenses and Other
As of December 31, 2024 and December 31, 2023, the Company had $0.6 million and $0.6 million, respectively, in prepaid expenses and other, which primarily relate to insurance for the facilities we operate, directors’ and officers’ insurance, and mortgage insurance premiums.

Notes Receivable
Notes Receivable
Notes receivable are initially recorded when accounts receivable are transferred into a promissory note and are recorded as an alternative to accounts receivable to memorialize an unqualified promise to pay a specific sum, typically with interest, in accordance with a defined payment schedule. The Company’s payment terms with customers on promissory notes can vary based on several factors and the circumstances of each promissory note, however typically promissory notes mature over a 1 to 3 year period. Similar to accounts receivable, each reporting period the Company evaluates the collectability of outstanding notes receivable balances. We evaluate the collectability of our notes receivable based on a combination of credit quality indicators, including, but not limited to payment status, financial strength of the customer, and historical write-offs. We may establish reserves, accept modified payment terms, or book direct write offs for any estimated credit loss with generally a corresponding charge to credit loss expense in our Consolidated Statement of Operations. Subsequent changes in our estimate of credit losses may result in a corresponding increase or decrease to the credit loss expense in our Consolidated Statement of Operations.

Notes Receivable
Notes receivable are initially recorded when accounts receivable are transferred into a promissory note and are recorded as an alternative to accounts receivable to memorialize an unqualified promise to pay a specific sum, typically with interest, in accordance with a defined payment schedule. The Company’s payment terms with customers on promissory notes can vary based on several factors and the circumstances of each promissory note, however typically promissory notes mature over a 1 to 3 year period. Similar to accounts receivable, each reporting period the Company evaluates the collectability of outstanding notes receivable balances. We evaluate the collectability of our notes receivable based on a combination of credit quality indicators, including, but not limited to payment status, financial strength of the customer, and historical write-offs. We may establish reserves, accept modified payment terms, or book direct write offs for any estimated credit loss with generally a corresponding charge to credit loss expense in our Consolidated Statement of Operations. Subsequent changes in our estimate of credit losses may result in a corresponding increase or decrease to the credit loss expense in our Consolidated Statement of Operations.
Peach Health Group. In August 2024, the Company and Peach Health Group (“Peach”) agreed to net the amount owed to Peach against the balance on the Peach Line note receivable owed to the Company of approximately $0.2 million, which was the note receivable balance as of December 31, 2023. As of December 31, 2024, there are no remaining installment payments due under the Peach Line note receivable.
Symmetry Healthcare Management. In February 2023, Symmetry Healthcare Management made the first of 14 monthly payments of $29,085. The Company accepted a lump sum payment of approximately $0.3 million as payoff for the remaining promissory note balance. As of December 31, 2024 and 2023, there are no remaining payments due under this promissory note.
Beacon Health Management. Under the Operations Transfer Agreement for Lumber City, Beacon Health and the Company entered into a promissory note in the amount of $0.5 million. Under the terms of this promissory note, the balance was to be paid over 24 months in the amount of $24,000 per month, and the principal balance to accrue interest at the rate of 8% annually. In September 2024, the Company wrote off $0.4 million of the promissory note as a credit loss expense. As of December 31, 2024 and 2023, the principal note receivable balance remaining was $0.2 million and $0.5 million, respectfully.
On August 11, 2023, the Company and its former tenant, SL SNF, LLC, entered into a lease amendment (the “Amendment”) regarding the Southland facility. The amendment reduces the monthly rent to $43,000 effective April 1, 2023 and includes a $0.3 million promissory note (the “Promissory Note”). The lease termination date under the amendment is October 31, 2024. Under the terms of the Promissory Note, the principal sum plus all accrued interest, accruing on the unpaid principal balance at a rate of 8% per annum, is due and payable on December 1, 2024, with minimum monthly payments of principal and interest of $18,353 per month beginning on July 1, 2023. As of December 31, 2024 and 2023, the principal note receivable balance remaining is $0.2 million and $0.3 million, respectfully.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost. Expenditures for major improvements are capitalized. Depreciation commences when the assets are placed in service. Maintenance and repairs which do not improve or extend the life of the respective assets are charged to expense as incurred. Upon disposal of assets, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is recorded. Depreciation is recorded on a straight-line basis over the estimated useful lives of the respective assets. Property and equipment also includes bed license intangibles for states other than Ohio (where the building and bed license are deemed complimentary assets) and are amortized over the life of the building.
The Company reviews property and equipment for potential impairment whenever events or changes in circumstances indicate that the carrying amounts of assets may not be recoverable. The circumstances and events regarding the possible presence of impairment, are based on inputs such as, market conditions, operator performance, and legal matters. If there is an indication of possible impairment, we conduct a review that is based on an estimate of the future undiscounted cash flows, excluding interest charges, expected to result from the property’s use and estimated hold period. This estimate considers factors such as expected future operating income, market and other applicable trends including the terminal value of the property. If impairment exists, due to the inability to recover the carrying amount of the property, an impairment loss is recorded to the extent that the carrying value exceeds the estimated fair value of the property.

Assets Held for Sale and Discontinued Operations
Assets Held for Sale and Discontinued Operations
The Company may decide to sell properties that are held for use. The Company records these properties as assets held for sale when management has committed to a plan to sell the assets, actively seeks a buyer for the assets, and the consummation of the sale is considered probable and is expected within one year. Assets classified as held for sale are reported at the lower of their carrying value or their fair value, less estimated costs to sell. When the carrying value exceeds the fair value, less estimated costs to sell, an impairment expense is recognized. The Company estimates fair value, less estimated closing costs, based on similar real estate sales transactions. These valuation assumptions are based on the three-level valuation hierarchy for fair value measurement and represent Level 2 and 3 inputs. Level 2 inputs are quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets in markets that are not active; and inputs other than quoted prices. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. See Note 5 – Assets Held for Sale for additional details on assets held for sale as of March 31, 2025 and December 31, 2024. Any debt related to assets held for sale or sold during the period are classified as debt related to assets held for sale for the current and prior periods presented in the accompanying consolidated financial statements.
Assets held for sale are presented as discontinued operations in all periods presented if the disposition represents a strategic shift that has, or will have, a major effect on the Company's financial position or results of operations. This includes the net gain (or loss) upon disposal of property held for sale, the property's operating results, depreciation and interest expense.

Assets Held for Sale and Discontinued Operations
The Company may decide to sell properties that are held for use. The Company records these properties as assets held for sale when management has committed to a plan to sell the assets, actively seeks a buyer for the assets, and the consummation of the sale is considered probable and is expected within one year. Assets classified as held for sale are reported at the lower of their carrying value or their fair value, less estimated costs to sell. When the carrying value exceeds the fair value, less estimated costs to sell, an impairment expense is recognized. The Company estimates fair value, less estimated closing costs, based on similar real estate sales transactions. These valuation assumptions are based on the three-level valuation hierarchy for fair value measurement and represent Level 2 and 3 inputs. Level 2 inputs are quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets in markets that are not active; and inputs other than quoted prices. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. See Note 5 – Assets Held for Sale for additional details on assets held for sale as of December 31, 2024 and December 31, 2023. Any debt related to assets held for sale or sold during the period are classified as debt related to assets held for sale for the current and prior periods presented in the accompanying consolidated financial statements.
Assets held for sale are presented as discontinued operations in all periods presented if the disposition represents a strategic shift that has, or will have, a major effect on the Company's financial position or results of operations. This includes the net gain (or loss) upon disposal of property held for sale, the property's operating results, depreciation and interest expense.

Leases and Leasehold Improvements
Leases and Leasehold Improvements
The Company leases certain facilities and equipment in the normal course of business. At the inception of each lease, the Company performs an evaluation to determine whether the lease should be classified as an operating lease or finance lease. As of March 31, 2025, the Company's leased facility is accounted for as an operating lease. For operating leases that contain scheduled rent increases, the Company records rent expense on a straight-line basis over the term of the lease. Leasehold improvements are amortized over the shorter of the useful life of the asset or the lease term.
The Company assesses any new contracts or modification of contracts in accordance with ASC 842, Leases, to determine the existence of a lease and its classification. We are reporting revenues and expenses for real estate taxes and insurance where the lessee has not made those payments directly to a third party in accordance with their respective leases with us.

Leases and Leasehold Improvements
The Company leases certain facilities and equipment in the normal course of business. At the inception of each lease, the Company performs an evaluation to determine whether the lease should be classified as an operating lease or financing lease. As of December 31, 2024, the Company’s leased facility is accounted for as an operating lease. For operating leases that contain scheduled rent increases, the Company records rent expense on a straight-line basis over the term of the lease. Leasehold improvements are amortized over the shorter of the useful life of the asset or the lease term.
The Company assesses any new contracts or modification of contracts in accordance with ASC 842, Leases, to determine the existence of a lease and its classification. We are reporting revenues and expenses for real estate taxes and insurance where the lessee has not made those payments directly to a third party in accordance with their respective leases with us.
The following table summarizes real estate tax recognized on our consolidated statements of operations in “Other Operating Expenses” for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
(Amounts in 000’s)	2024	2023
Rental revenues	$346	$336
Other operating expenses	$346	$336

Accounts Payable
Accounts Payable
The following table presents the Company's Accounts payable for the periods presented:

(Amounts in 000’s)	March 31, 2025	December 31, 2024
Accounts payable
Real Estate Services	$2,913	$2,008
Healthcare Services	2,202	1,687
Total Accounts payable	$5,115	$3,695

Accounts Payable
The following table presents the Company's accounts payable for the periods presented:

(Amounts in 000’s)	December 31, 2024	December 31, 2023
Real Estate Segment	$2,008	$751
Healthcare Services	1,687	1,742
Total accounts payable	$3,695	$2,493

Other Liabilities
Other Liabilities
As of March 31, 2025 and December 31, 2024, the Company had approximately $1.4 million and $2.1 million, respectively in Other liabilities, consisting of security lease deposits and sublease improvement funds.

Other Liabilities
As of December 31, 2024 and December 31, 2023, the Company had $2.1 million and $1.8 million, respectively, in Other liabilities; the $0.3 million increase compared to the prior period is mainly because of receiving monthly rent payments a day before they are due.

Intangible Assets and Goodwill
Intangible Assets and Goodwill
Intangible assets consist of finite lived and indefinite lived intangibles. The Company’s finite lived intangibles include lease rights and certain certificate of need (“CON”) and bed licenses that are not separable from the associated buildings. Finite lived intangibles are amortized over their estimated useful lives. For the Company’s lease related intangibles, the estimated remaining useful life is based on the terms of the underlying facility leases averaging approximately seven years. For the Company’s CON/bed licenses that are not separable from the buildings, the estimated useful life is based on the building life when acquired with a remaining average estimated useful life of approximately 24 years.
The Company evaluates the recoverability of the finite lived intangibles whenever an impairment indicator is present. The circumstances and events regarding the possible presence of an impairment indicator are based on inputs such as market conditions, operator performance, and legal matters. If there is an indication of possible impairment, we conduct a review that is based on an estimate of the future undiscounted cash flows, excluding interest charges, expected to result from the property’s use and estimated hold period. This estimate considers factors such as expected future operating income, market and other applicable trends including the terminal value of the property. If impairment exists, due to the inability to recover the carrying amount of the CON, an impairment loss is recorded to the extent that the carrying value exceeds the estimated fair value of the CON.
The Company’s indefinite lived intangibles consist primarily of values assigned to CON/bed licenses that are separable from the buildings. The Company does not amortize goodwill or indefinite lived intangibles. The Company's goodwill is related to certain property acquisitions but is evaluated for impairment on the operator level. On an annual basis, the Company evaluates the recoverability of the indefinite lived intangibles and goodwill by performing an impairment test. The Company performs its annual test for impairment during the fourth quarter of each year or more frequently if events and circumstances indicate the goodwill might be impaired. For the years ended December 31, 2024 and December 31, 2023, the test results indicated no impairment necessary.

Extinguishment of Debt
Extinguishment of Debt
The Company recognizes extinguishment of debt when the criteria for a troubled debt restructuring are not met and the change in the debt terms is considered substantial. The Company calculates the difference between the reacquisition price of the debt and the net carrying amount of the extinguished debt (including deferred finance fees) and recognizes a gain or loss on the consolidated statement of operations in the period of extinguishment. For further information see Note – 2 Liquidity, and “Debt – Debt Refinance” in Part II, Item 7., “Management’s Discussion and Analysis of Financial Condition and Results of Operations - Liquidity and Capital Resources”.

Earnings Per Share
Net Loss Per Share
Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the respective period. Diluted earnings per share is similar to basic net loss per share except that the net loss is adjusted by the impact of the weighted-average number of shares of common stock outstanding including potentially dilutive securities (such as options, warrants and non-vested common stock) when such securities are not anti-dilutive. Potentially dilutive securities from options, warrants and unvested restricted shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options and warrants with exercise prices exceeding the average market value are used to repurchase common stock at market value. The incremental shares remaining after the proceeds are exhausted represent the potentially dilutive effect of the securities.
Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

(Share amounts in 000’s)	March 31, 2025	March 31, 2024
Stock options	48	33
Warrants - employee	15	32
Total anti-dilutive securities	63	65

The weighted average contractual terms in years for these stock options as of March 31, 2025 is 8.3 years, and the warrants expire on April 1, 2025.

Earnings Per Share
Basic earnings per share is computed by dividing net income or loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the respective period. Diluted earnings per share is similar to basic earnings per share except that the net income or loss is adjusted by the impact of the weighted-average number of shares of common stock outstanding including potentially dilutive securities (such as options, warrants and non-vested common stock) when such securities are not anti-dilutive. Potentially dilutive securities from options, warrants and unvested restricted shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options and warrants with exercise prices exceeding the average market value are used to repurchase common stock at market value. The incremental shares remaining after the proceeds are exhausted represent the potentially dilutive effect of the securities.
Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

(Amounts in 000’s)	December 31, 2024	December 31, 2023
Stock options	48	33
Common Stock warrants - employee	15	32
Total shares	63	65

The weighted average contractual terms in years for these securities, with no intrinsic value, are 8.5 years for the stock options and 0.2 years for the warrants.

Other Expense, Net
Other expense, net
For the year ended December 31, 2024, these costs represent transaction costs in connection with our Agreement and Plan of Merger, see Note 15 – Subsequent Events for more information.
For the year ended December 31, 2023, these costs represent legal fees in connection with the Series A Preferred Exchange Offer, see Note 2 – Liquidity for more information.

Deferred Financing Costs
Deferred Financing Costs
The Company records deferred financing costs associated with debt obligations as direct reduction from the carrying amount of the debt liability. Costs are amortized over the term of the related debt using the straight-line method and are reflected as interest expense. The straight-line method yields results substantially similar to those that would be produced under the effective interest rate method.

Income Taxes and Uncertain Tax Positions
Income Taxes and Uncertain Tax Positions
Deferred tax assets or liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that included the enactment date. Deferred tax assets are also recognized for the future tax benefits from net operating loss and other carry forwards. Valuation allowances are recorded for deferred tax assets when the recoverability of such assets is not deemed more likely than not.
On December 22, 2017, tax legislation commonly known as The Tax Cuts and Jobs Act (the “Tax Reform Act”) was enacted. Among other changes the Tax Reform Act reduced the US federal corporate tax rate from 35% to 21% beginning in 2018.
As a result of the Tax Reform Act, net operating loss (“NOL”) carry forwards generated in tax years 2018 and forward have an indefinite life. For this reason, the Company has taken the position that the deferred tax liability related to the indefinite lived intangibles can be used to support an equal amount of the deferred tax asset related to the 2018 NOL carry forward generated.
Judgment is required in evaluating uncertain tax positions. The Company determines whether it is more likely than not that a tax position will be sustained upon examination. If a tax position meets the more-likely-than-not recognition threshold it is measured to determine the amount of benefit to recognize in the financial statements. The Company classifies unrecognized tax benefits that are not expected to result in payment or receipt of cash within one year as liabilities in the consolidated balance sheets. As of December 31, 2024 and 2023, the Company has a full valuation allowance on all deferred tax balances.
The Company is subject to income taxes in the U.S. and numerous state and local jurisdictions. In general, the Company’s tax returns filed for the 2020 through 2024 tax years are still subject to potential examination by taxing authorities. To the Company’s knowledge, the Company is not currently under examination by any major income tax jurisdiction.

Stock Based Compensation
Stock Based Compensation
The Company follows the provisions of ASC Topic 718, Compensation - Stock Compensation, which requires the use of the fair-value based method to determine compensation for all arrangements under which employees, non-employees, and others receive shares of stock or equity instruments (options, warrants or restricted shares). All awards are amortized on a straight-line basis over their vesting terms. Stock-based compensation is measured at the grant date for all stock-based awards based upon the fair value of the awards and forfeitures are recognized as they occur.

Fair Value Measurements and Financial Instruments
Fair Value Measurements and Financial Instruments
Accounting guidance establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The categorization of a measurement within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:
Level 1 — Quoted market prices in active markets for identical assets or liabilities
Level 2 — Other observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3 — Significant unobservable inputs
The respective carrying value of certain financial instruments of the Company approximates their fair value. These instruments include cash, restricted cash, accounts receivable, notes receivable, and accounts payable. Fair values were assumed to approximate carrying values for these financial instruments since they are short-term in nature and their carrying amounts approximate fair values, they are receivable or payable on demand, or the interest rates earned and/or paid approximate current market rates.

Self-Insurance
Insurance
Professional liability insurance was provided to facilities operations up until the date of the transition. Claims which were associated with operations of the Company prior to the Transition but not reported as of the transition date were self-insured.
The Company maintains insurance for professional and general liability claims for its Healthcare Services segment, which includes any facility the Company is likely to operate, however for claims prior to January 1, 2020, the Company is self-insured against professional and general liability claims since it discontinued its healthcare operations in connection with the Transition. The Company evaluates quarterly the adequacy of its self-insurance reserve based on a number of factors, including: (i) the number of actions pending and the relief sought; (ii) analyses provided by defense counsel, medical experts or other information which comes to light during discovery; (iii) the legal fees and other expenses anticipated to be incurred in defending the actions; (iv) the status and likely success of any mediation or settlement discussions, including estimated settlement amounts and legal fees and other expenses anticipated to be incurred in such settlement, as applicable; and (v) the venues in which the actions have been filed or will be adjudicated. The Company believes that most of the professional and general liability actions are defensible and intends to defend them through final judgment unless settlement is more advantageous to the Company. Accordingly, the self-insurance reserve reflects the Company’s estimate of settlement amounts for the pending actions, if applicable, and legal costs of settling or litigating the pending actions, as applicable. Because the self-insurance reserve is based on estimates, the amount of the self-insurance reserve may not be sufficient to cover the settlement amounts actually incurred in settling the pending actions, or the legal costs actually incurred in settling or litigating the pending actions. See Note 8 – Accrued Expenses and Note 12 – Commitments and Contingencies.
In addition, the Company maintains certain other insurance programs, including commercial general liability, property, casualty, directors’ and officers’ liability, crime, and employment practices liability.

Self-Insurance
Professional liability insurance was provided to facilities operations up until the date of the transition. Claims which were associated with operations of the Company prior to the Transition but not reported as of the transition date were self-insured.
The Company maintains insurance for professional and general liability claims for its Healthcare Services segment, which includes any facility the Company is likely to operate, however for claims prior to January 1, 2020, the Company is self-insured against professional and general liability claims since it discontinued its healthcare operations in connection with the Transition. The Company evaluates quarterly the adequacy of its self-insurance reserve based on a number of factors, including: (i) the number of actions pending and the relief sought; (ii) analyses provided by defense counsel, medical experts or other information which comes to light during discovery; (iii) the legal fees and other expenses anticipated to be incurred in defending the actions; (iv) the status and likely success of any mediation or settlement discussions, including estimated settlement amounts and legal fees and other expenses anticipated to be incurred in such settlement, as applicable; and (v) the venues in which the actions have been filed or will be adjudicated. The Company believes that most of the professional and general liability actions are defensible and intends to defend them through final judgment unless settlement is more advantageous to the Company. Accordingly, the self-insurance reserve reflects the Company’s estimate of settlement amounts for the pending actions, if applicable, and legal costs of settling or litigating the pending actions, as applicable. Because the self-insurance reserve is based on estimates, the amount of the self-insurance reserve may not be sufficient to cover the settlement amounts actually incurred in settling the pending actions, or the legal costs actually incurred in settling or litigating the pending actions. See Note 8 – Accrued Expenses and Note 13 - Commitments and Contingencies.
In addition, the Company maintains certain other insurance programs, including commercial general liability, property, casualty, directors’ and officers’ liability, crime, and employment practices liability.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In March 2023, the FASB issued ASU 2023-01, Leases (Topic 842): Common Control Arrangements (Topic 842) amendments, which requires entities to determine whether related party arrangements between entities under common control are leases. The amendments also address the accounting treatment of leasehold improvements associated with common control leases. They require the lessee to amortize leasehold improvements over the useful life of the improvements to the common control group, regardless of the lease term, as long as the lessee controls the use of the underlying asset. If the lessee no longer controls the use of the asset, the leasehold improvements are accounted for as a transfer between entities under common control through an adjustment to equity. These improvements are also subject to impairment guidance in Topic 360, Property, Plant, and Equipment. The amendment is effective for public entities beginning after December 15, 2023. The Company adopted ASU 2023-01 effective January 1, 2024. The adoption of ASU-2023-01 did not have a material impact on the Company's consolidated financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires a public company to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. A public company with a single reportable segment is required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The adoption of ASU 2023-07 did not have a material impact on the Company's consolidated financial statements. See Note 13 – Segment Results for more information.
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires a public company, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-09 effective January 1, 2025. The adoption of ASU-2023-09 did not have a material impact on the Company's consolidated financial statements.
New Accounting Pronouncements Issued But Not Yet Effective
In November 2024, the FASB issued ASU 2024-03, Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (ASU 2024-03), which requires disclosure of incremental income statement expense information on an annual and interim basis, primarily through enhanced disclosures of specified costs and expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact that ASU 2024-03 will have on its consolidated financial statement disclosures.
No other new accounting pronouncement issued or effective has had, or is expected to have, a material impact on the Company's financial statements.

Recently Adopted Accounting Pronouncements
In March 2023, the FASB issued ASU 2023-01, Leases (Topic 842): Common Control Arrangements (Topic 842) amendments, which requires entities to determine whether related party arrangements between entities under common control are leases. The amendments also address the accounting treatment of leasehold improvements associated with common control leases. They require the lessee to amortize leasehold improvements over the useful life of the improvements to the common control group, regardless of the lease term, as long as the lessee controls the use of the underlying asset. If the lessee no longer controls the use of the asset, the leasehold improvements are accounted for as a transfer between entities under common control through an adjustment to equity. These improvements are also subject to impairment guidance in Topic 360, Property, Plant, and Equipment. The amendment is effective for public entities beginning after December 15, 2023. The adoption of ASU 2023-01 did not have a material impact on the Company's consolidated financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires a public company to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. A public company with a single reportable segment is required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The adoption of ASU 2023-07 did not have a material impact on the Company's consolidated financial statements. See Note 10 – Segment Results for more information.
Recent Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires a public company, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company does not expect the adoption of ASU 2023-09 to have a material impact on the Company's consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03, Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (ASU 2024-03), which requires disclosure of incremental income statement expense information on an annual and interim basis, primarily through enhanced disclosures of specified costs and expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact that ASU 2024-03 will have on its consolidated financial statement disclosures.
No other new accounting pronouncement issued or effective has had, or is expected to have, a material impact on the Company's financial statements.